Notes Payable - Brian Brady Promissory Notes (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Aug. 15, 2013 Restricted Stock Units (RSUs) [Member]	May 22, 2013 Restricted Stock Units (RSUs) [Member]	Aug. 15, 2013 Unsecured Debt [Member]	May 22, 2013 Unsecured Debt [Member]	Aug. 12, 2013 Unsecured Debt [Member]	Aug. 12, 2013 Director [Member] Unsecured Debt [Member]	Sep. 23, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 15, 2013 Common Stock [Member] Director [Member]	Aug. 15, 2013 Unsecured Debt - Principal [Member] Common Stock [Member] Director [Member]	Aug. 15, 2013 Unsecured Debt - Accrued Interest [Member] Common Stock [Member] Director [Member]
Short-term Debt [Line Items]
Short-term loan					$ 750,000	$ 520,000	$ 1,270,000
Debt instrument, default interest rate (percentage)						12.00%	12.00%
Debt instrument, interest rate, stated percentage (percentage)						7.00%	7.00%
Warrants issued to purchase shares					1,000,000
Warrants issued to purchase shares, exercise price (per share)				$ 0.25	$ 0.25
Warrant conversion period to purchase shares (in years)					5 years
Additional warrants issued to purchase shares (shares)				3,187,500	3,187,500
Shares granted in period (shares)		1,687,500	1,687,500
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	2 years	2 years			2 years
Debt conversion, converted instrument, amount (in dollars)								$ 1,376,618		$ 17		$ 1,270,000	$ 19,252
Conversion of notes payable into common stock (shares)								5,506,472	3,788	170,455	5,157,008